Income Taxes, Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Income Taxes [Abstract]
U.S. Federal income tax expense at the statutory rate	$ 116	$ 137
Adjustments to Reconcile to the Income Tax Provision [Abstract]
U.S. state income tax expense	8	0
Federal and state credits	(14)	(17)
Share-based compensation	(3)	0
Tax law changes	0	0
Withholding taxes	5	8
Changes in foreign valuation allowance	14	8
Foreign income taxed in the U.S.	5	16
Rate differences between U.S. and foreign	(25)	(24)
Uncertain tax positions, net	(8)	(20)
Other	(14)	(6)
Expense for income taxes	$ 84	$ 102